UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

                               Virtus Equity Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                  Vice President, Chief Legal Officer, Counsel
                          and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2009
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.




VIRTUS EQUITY TRUST
N-Q
DECEMBER 31, 2009 (UNAUDITED)


FOOTNOTE LEGEND
---------------
(1) Federal Income Tax Information: For tax information at December 31, 2009, see the Federal Income Tax Information Note 2 in the Notes to Schedules of Investments.

(2)  Non-income producing

(3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

Fund                       Market Value   % of Net Assets
----                       ------------   ---------------
Balanced Fund                 $27,217           4.2%
Tactical Allocation Fund        8,653           4.4

(5)  Amount is less than $500.

                              VIRTUS BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE     VALUE
                                                       ----------   --------
U.S. GOVERNMENT SECURITIES--6.3%
U.S. Treasury Bond 3.500%, 2/15/39                     $    8,335   $  6,827
U.S. Treasury Note
   2.625%, 6/30/14                                         13,540     13,638
   3.250%, 12/31/16                                         5,200      5,156
   4.750%, 8/15/17                                          4,815      5,225
   3.125%, 5/15/19                                         10,835     10,261
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $41,079)                                             41,107
--------------------------------------------------------------------------------

MUNICIPAL BONDS--0.0%

NEW JERSEY--0.0%
New Jersey Turnpike Authority Taxable Series B
   Prerefunded 1/1/15 @ 100
   (AMBAC Insured) 4.252%, 1/1/16                               5          5
                                                                    --------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $5)                                                       5
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES--14.6%

AGENCY--11.7%
FHLMC
   R010-AB 5.500%, 12/15/19                                 1,124      1,179
   5.000%, 1/1/35                                           8,683      8,940
   5.000%, 7/1/35                                             189        194
   5.000%, 12/1/35                                          1,340      1,377
FHLMC REMICs
   JA-2777 4.500%, 11/15/17                                   455        470
   CH-2904 4.500%, 4/15/19                                  1,305      1,356
FNMA
   6.000%, 5/1/17                                             151        162
   4.500%, 12/1/18                                          1,499      1,544
   4.500%, 4/1/19                                             311        324
   4.000%, 7/1/19                                              55         57
   4.000%, 6/1/20                                             947        956
   5.000%, 8/1/20                                              74         78
   4.500%, 11/1/20                                          2,197      2,262
   6.000%, 12/1/32                                            325        348
   6.000%, 10/1/34                                            236        251
   6.000%, 11/1/34                                          9,460     10,090
   6.000%, 5/1/35                                             469        499
   5.500%, 3/1/36                                           4,247      4,461
   6.000%, 9/1/36                                             774        822

                                                        PAR VALUE     VALUE
                                                       ----------   --------
AGENCY--(CONTINUED)
   5.500%, 11/1/36                                     $    3,026   $  3,173
   6.500%, 7/1/37                                           2,448      2,624
   6.000%, 10/1/37                                          1,425      1,512
   5.000%, 2/1/38                                             830        853
   6.000%, 2/1/38                                             427        453
   5.000%, 3/1/38                                             990      1,017
   5.000%, 3/1/38                                             842        866
   6.500%, 3/1/38                                           6,958      7,506
   5.000%, 4/1/38                                           1,724      1,771
   5.000%, 5/1/38                                           6,050      6,215
   5.000%, 6/1/38                                             905        930
   5.500%, 6/1/38                                           5,205      5,454
   5.500%, 8/1/38                                              82         86
   6.500%, 10/1/38                                            395        424
   6.000%, 11/1/38                                          1,637      1,735
   6.000%, 3/1/39                                           1,288      1,365
FNMA REMICs 03-42, HC 4.500%, 12/25/17                        527        544
GNMA
   6.500%, 8/15/23                                             53         57
   6.500%, 11/15/23                                           224        238
   6.500%, 11/15/23                                            83         88
   6.500%, 11/15/23                                           494        526
   6.500%, 12/15/23                                            76         81
   6.500%, 12/15/23                                            46         49
   6.500%, 12/15/23                                            58         62
   6.500%, 1/15/24                                            222        238
   6.500%, 1/15/24                                             21         23
   6.500%, 1/15/24                                              7          7
   6.500%, 1/15/24                                            179        191
   6.500%, 1/15/24                                             50         54
   6.500%, 1/15/24                                             55         59
   6.500%, 2/15/24                                            304        326
   6.500%, 2/15/24                                            116        124
   6.500%, 2/15/24                                             34         37
   6.500%, 2/15/24                                             21         22
   6.500%, 3/15/24                                             77         82
   6.500%, 3/15/24                                            182        195
   6.500%, 4/15/24                                            329        352
   6.500%, 4/15/24                                             21         22
   6.500%, 4/15/24                                             55         58
   6.500%, 4/15/24                                             13         14
   6.500%, 5/15/24                                              7          8

                     See Notes to Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE     VALUE
                                                       ----------   --------
AGENCY--(CONTINUED)
   6.500%, 1/15/26                                     $      164   $    177
   6.500%, 1/15/26                                             19         21
   6.500%, 1/15/26                                             58         62
   6.500%, 2/15/26                                             50         54
   6.500%, 3/15/26                                             79         85
   6.500%, 3/15/26                                             92         99
   6.500%, 4/15/26                                             12         13
   6.500%, 4/15/26                                             25         27
   6.500%, 4/15/26                                            116        125
   6.500%, 6/15/28                                             15         17
   6.500%, 6/15/28                                             21         23
   6.500%, 7/15/31                                            163        176
   6.500%, 11/15/31                                            27         30
   6.500%, 2/15/32                                             27         29
   6.500%, 3/15/32                                             30         32
   6.500%, 4/15/32                                             53         57
   6.000%, 8/15/32                                            354        378
                                                                    --------
                                                                      76,216
                                                                    --------

NON-AGENCY--2.9%
Banc of America Commercial Mortgage, Inc.
   05-1, A4 5.142%, 11/10/42(3)                               320        327
   04-6, A5 4.811%, 12/10/42                                  445        433
Banc of America Commercial Mortgage, Inc. 144A
   08-1, A4 6.166%, 2/10/51(3)                                 85         76
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.719%, 9/11/38(3)                             430        437
   04-T16, A6 4.750%, 2/13/46(3)                              240        233
Citigroup Commercial Mortgage Trust 06-C5, A4
   5.431%, 10/15/49                                         2,150      1,996
Credit Suisse Mortgage Capital Certificates
   06-C1, A4 5.548%, 2/15/39(3)                             1,950      1,921
   06-C1, A3 5.548%, 2/15/39(3)                               575        580
GS Mortgage Securities Corp. II
   05-GG4, A4A 4.751%, 7/10/39                                555        537
   07-GG10, A4 5.805%, 8/10/45(3)                           1,700      1,460
JPMorgan Chase Commercial Mortgage Securities Corp.
   04-LN2, A2 5.115%, 7/15/41                               1,470      1,431
   06-CB17, A4 5.429%, 12/12/43                             1,090      1,030
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29(3)                              305        295

                                                        PAR VALUE     VALUE
                                                       ----------   --------
NON-AGENCY--(CONTINUED)
   06-C7, A3 5.347%, 11/15/38                          $    2,230   $  2,044
Morgan Stanley Capital I
   04-T15, A3 5.030%, 6/13/41                                 555        563
   06-T23, A4 5.810%, 8/12/41(3)                            1,255      1,264
   05-IQ9, A3 4.540%, 7/15/56                                 715        702
Wachovia Bank Commercial Mortgage Trust 05-C19, A5
   4.661%, 5/15/44                                          3,245      3,256
                                                                    --------
                                                                      18,585
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $93,631)                                             94,801
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.2%

Associates Manufactured Housing Pass-Through-
   Certificate 97-2, A6 7.075%, 3/15/28 (3)                   344        344
Bosphorus Financial Services Ltd. 144A 2.073%,
   2/15/12 (3)(4)                                             703        671
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,047)                                               1,015
--------------------------------------------------------------------------------

CORPORATE BONDS--18.1%

CONSUMER DISCRETIONARY--2.1%
Affinion Group, Inc. 10.125%, 10/15/13                        860        888
Comcast Corp. 5.700%, 7/1/19                                2,385      2,502
COX Communications, Inc. 144A 6.250%, 6/1/18 (4)              800        851
Fortune Brands, Inc. 3.000%, 6/1/12                         1,050      1,041
Hasbro, Inc. 6.300%, 9/15/17                                  775        820
Nebraska Book Co., Inc. 144A 10.000%, 12/1/11 (4)           1,330      1,353
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                  875        850
Scientific Games International, Inc. 144A 9.250%,
   6/15/19 (4)                                                270        285
Time Warner Cable, Inc.
   3.500%, 2/1/15                                             170        168
   5.850%, 5/1/17                                             435        457
   5.000%, 2/1/20                                           1,080      1,047
UPC Germany GmbH 144A 8.125%, 12/1/17 (4)                   1,285      1,306
Videotron Ltee 6.375%, 12/15/15                               650        639
WMG Holdings Corp. 9.500%, 12/15/14(3)                      1,380      1,404
                                                                    --------
                                                                      13,611
                                                                    --------

                     See Notes to Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE     VALUE
                                                       ----------   --------
CONSUMER STAPLES--1.8%
Alliance One International, Inc. 144A 10.000%,
   7/15/16 (4)                                         $      835   $    881
Altria Group, Inc. 9.250%, 8/6/19                           2,160      2,632
Anheuser-Busch InBev Worldwide, Inc. 144A 3.000%,
   10/15/12 (4)                                             1,025      1,030
ASG Consolidated LLC/ASG Finance, Inc. 11.500%,
   11/1/11(3)                                                 870        877
CVS Caremark Corp. 6.125%, 9/15/39                            460        456
Delhaize Group 6.500%, 6/15/17                              1,250      1,358
Kraft Foods, Inc. 5.625%, 11/1/11                           1,240      1,317
Lorillard Tobacco Co. 8.125%, 6/23/19                       1,160      1,275
Mead Johnson Nutrition Co. 144A 4.900%, 11/1/19 (4)           545        540
Reynolds American, Inc. 7.300%, 7/15/15                       950      1,026
                                                                    --------
                                                                      11,392
                                                                    --------

ENERGY--1.0%
Aquilex Holdings LLC / Aquilex Finance Corp. 144A
   11.125%, 12/15/16 (4)                                      180        180
Buckeye Partners LP 6.050%, 1/15/18                           250        259
Encore Acquisition Co. 6.000%, 7/15/15                        520        523
Enterprise Products Operating LLC 7.625%, 2/15/12             420        464
Kinder Morgan Finance Co. 5.700%, 1/5/16                    2,420      2,335
Petroleos Mexicanos 144A 4.875%, 3/15/15 (4)                  655        653
Petropower I Funding Trust 144A 7.360%, 2/15/14 (4)         1,082      1,077
Plains All American Pipeline LP / PAA Finance Corp.
   4.250%, 9/1/12                                             235        243
Rowan Cos., Inc. 7.875%, 8/1/19                               430        478
                                                                    --------
                                                                       6,212
                                                                    --------

FINANCIALS--6.8%
American Express Co. 7.250%, 5/20/14                        1,150      1,298
Bank of America Corp.
   6.500%, 8/1/16                                             215        231
   5.750%, 8/15/16                                            800        805
   5.750%, 12/1/17                                            545        558
   5.650%, 5/1/18                                             800        813
Bank of New York / Mellon Corp. (The) 4.950%,
   11/1/12                                                    950      1,023
Barclays Bank plc Series 1, 5.000%, 9/22/16                 2,105      2,151
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18              900      1,033

                                                        PAR VALUE     VALUE
                                                       ----------   --------
FINANCIALS--(CONTINUED)
Capital One Financial Corp. 7.375%, 5/23/14            $    1,225   $  1,387
Capitial One Capital VI 8.875%, 5/15/40                       380        405
Citigroup, Inc.
   5.000%, 9/15/14                                            910        877
   5.500%, 10/15/14                                         1,225      1,240
   4.875%, 5/7/15                                           1,235      1,164
Credit Suisse New York 5.000%, 5/15/13                        900        960
CVS Pass-Through Trust 144A 7.507%, 1/10/32 (4)               375        393
Developers Diversified Realty Corp. 5.000%, 5/3/10          2,195      2,195
Ford Motor Credit Co. LLC 7.500%, 8/1/12                      685        691
General Electric Capital Corp. Series A
   0.411%, 11/1/12(3)                                       1,455      1,403
   5.450%, 1/15/13                                            450        478
   6.875%, 1/10/39                                          1,380      1,425
GMAC, Inc. 144A 6.750%, 12/1/14 (4)                           245        235
International Lease Finance Corp. 4.750%, 1/13/12             875        739
JPMorgan Chase & Co.
   5.125%, 9/15/14                                            970      1,023
   Series 1, 7.900%, 12/31/49(3)                              536        553
Macquarie Group Ltd. 144A 7.300%, 8/1/14 (4)                2,410      2,604
Merrill Lynch & Co., Inc. 6.110%, 1/29/37                     905        834
Metropolitan Life Global Funding I 144A 2.875%,
   9/17/12 (4)                                              1,445      1,456
Morgan Stanley
   6.000%, 4/28/15                                          1,150      1,225
   7.300%, 5/13/19                                          1,140      1,280
New York Life Insurance Co. 144A 6.750%, 11/15/39(4)          480        491
Northern Trust Co. (The) 6.500%, 8/15/18                      800        891
Protective Life Corp. 7.375%, 10/15/19                        600        601
Prudential Financial, Inc. 3.625%, 9/17/12                  1,705      1,730
Rabobank Nederland NV 144A 11.000%, 12/31/49 (3)(4)         1,040      1,268
Regions Financial Corp. 0.421%, 6/26/12(3)                  2,215      1,990
Royal Bank of Scotland Group plc 6.400%, 10/21/19             550        548
Simon Property Group LP 6.750%, 5/15/14                     1,260      1,343
SunTrust Banks, Inc. 5.250%, 11/5/12                        1,290      1,339
Teachers Insurance & Annuity Association of America
   144A 6.850%, 12/16/39(4)                                   580        600
Wachovia Bank NA 5.000%, 8/15/15                              600        613

                     See Notes to Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                        PAR VALUE     VALUE
                                                       ----------   --------
FINANCIALS--(CONTINUED)
Wachovia Corp. 4.875%, 2/15/14                         $    1,145   $  1,165
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority
   144A 4.375%, 11/15/10(4)                                   175        180
   144A 5.125%, 11/15/14(4)                                 1,175      1,212
                                                                    --------
                                                                      44,450
                                                                    --------

HEALTH CARE--0.6%
Boston Scientific Corp. 6.000%, 1/15/20                       515        527
Express Scripts, Inc. 5.250%, 6/15/12                       1,250      1,328
Quest Diagnostics, Inc. 6.400%, 7/1/17                        930      1,021
Talecris Biotherapeutics Holdings Corp. 144A 7.750%,
   11/15/16 (4)                                               720        735
Thermo Fisher Scientific, Inc. 144A 2.150%,
   12/28/12(4)                                                500        493
                                                                    --------
                                                                       4,104
                                                                    --------

INDUSTRIALS--1.3%
Hutchison Whampoa International Ltd. 144A 5.750%,
   9/11/19 (4)                                                525        532
ITW Cupids Financing Trust I 144A 6.550%,
   12/31/11(4)                                              5,000      4,978
Pitney Bowes, Inc. 4.750%, 5/15/18                          1,250      1,265
Travelport LLC 9.875%, 9/1/14                               1,155      1,198
Waste Management, Inc. 5.000%, 3/15/14                        175        185
                                                                    --------
                                                                       8,158
                                                                    --------

INFORMATION TECHNOLOGY--0.6%
Fiserv, Inc. 6.125%, 11/20/12                               1,220      1,328
Intuit, Inc. 5.750%, 3/15/17                                  221        229
L-3 Communications Corp. 144A 5.200%, 10/15/19 (4)            250        247
Viasat, Inc. 144A 8.875%, 9/15/16 (4)                         120        124
Xerox Corp.
   4.250%, 2/15/15                                            795        790
   6.750%, 2/1/17                                           1,040      1,116
                                                                    --------
                                                                       3,834
                                                                    --------

MATERIALS--0.5%
Dow Chemical Co. (The)
   6.000%, 10/1/12                                          1,240      1,334
   5.900%, 2/15/15                                          1,080      1,161
Holcim U.S. Finance S.A.R.L. & Cie S.C.S 144A
   6.000%, 12/30/19 (4)                                       515        536

                                                        PAR VALUE     VALUE
                                                       ----------   --------
MATERIALS--(CONTINUED)
International Paper Co. 7.300%, 11/15/39               $      545   $    578
                                                                    --------
                                                                       3,609
                                                                    --------

TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc. 5.800%, 2/15/19                                  1,240      1,322
Centennial Communications Corp.
   6.001%, 1/1/13(3)                                        1,985      1,985
   10.000%, 1/1/13                                            295        310
Citizen Communications Co. 6.250%, 1/15/13                    640        645
France Telecom SA 4.375%, 7/8/14                              410        428
GCI, Inc. 144A 8.625%, 11/15/19 (4)                           425        431
Global Crossing Ltd. 144A 12.000%, 9/15/15 (4)                655        722
NII Capital Corp. 144A 8.875%, 12/15/19 (4)                 1,055      1,033
Qwest Corp.
   7.875%, 9/1/11                                           1,885      1,975
   6.500%, 6/1/17                                             570        560
Sprint Capital Corp. 8.375%, 3/15/12                        1,955      2,033
Telecom Italia Capital SA
   6.999%, 6/4/18                                           1,000      1,100
   7.175%, 6/18/19                                          1,170      1,304
Telefonica Emisiones SAU 5.877%, 7/15/19                      860        922
Verizon Communications, Inc.
   4.900%, 9/15/15                                            720        764
   6.350%, 4/1/19                                           1,015      1,120
Virgin Media Finance plc 8.375%, 10/15/19                     475        491
West Corp. 9.500%, 10/15/14                                   775        790
Windstream Corp. 7.000%, 3/15/19                            1,420      1,335
                                                                    --------
                                                                      19,270
                                                                    --------

UTILITIES--0.4%
AmeriGas Partners LP 7.250%, 5/20/15                        1,000      1,005
Consolidated Edison Co., of New York, Inc. Series
   09-C 5.500%, 12/1/39                                       510        496
FirstEnergy Solutions Corp. 6.050%, 8/15/21                   480        484
Northeast Utilities 5.650%, 6/1/13                            715        740
                                                                    --------
                                                                       2,725
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $113,369)                                           117,365
--------------------------------------------------------------------------------

                                                         SHARES       VALUE
                                                       ----------   --------
PREFERRED STOCK--0.0%

FINANCIALS--0.0%
GMAC, Inc. (Pfd.) Series G 144A 7.00%(4)                      181        120
                                                                    --------

                     See Notes to Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                         SHARES       VALUE
                                                       ----------   --------
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $57)                                                    120
--------------------------------------------------------------------------------

COMMON STOCKS--58.5%

CONSUMER DISCRETIONARY--3.3%
McDonald's Corp.                                          140,000   $  8,742
NIKE, Inc. Class B                                        132,000      8,721
Under Armour, Inc. Class A(2)                             153,000      4,172
                                                                    --------
                                                                      21,635
                                                                    --------

CONSUMER STAPLES--7.7%
Altria Group, Inc.                                        430,000      8,441
Bunge Ltd.                                                120,000      7,660
Clorox Co. (The)                                          139,000      8,479
Costco Wholesale Corp.                                    150,000      8,875
PepsiCo, Inc.                                             135,000      8,208
Philip Morris International, Inc.                         167,000      8,048
                                                                    --------
                                                                      49,711
                                                                    --------

ENERGY--10.3%
Chevron Corp.                                             107,000      8,238
ConocoPhillips                                            156,000      7,967
Halliburton Co.                                           276,000      8,305
Massey Energy Co.                                         182,000      7,646
Occidental Petroleum Corp.                                114,000      9,274
Petroleo Brasileiro SA ADR                                185,000      8,820
Valero Energy Corp.                                       439,000      7,353
Williams Cos., Inc. (The)                                 423,000      8,917
                                                                    --------
                                                                      66,520
                                                                    --------

FINANCIALS--2.5%
Goldman Sachs Group, Inc. (The)                            47,000      7,936
Hudson City Bancorp, Inc.                                 617,700      8,481
                                                                    --------
                                                                      16,417
                                                                    --------

HEALTH CARE--8.0%
Biogen Idec, Inc.(2)                                      173,000      9,255
Gilead Sciences, Inc.(2)                                  187,000      8,093
Johnson & Johnson                                         146,500      9,436
Shire plc ADR                                             148,000      8,688
St. Jude Medical, Inc.(2)                                 201,000      7,393
UnitedHealth Group, Inc.                                  296,000      9,022
                                                                    --------
                                                                      51,887
                                                                    --------

INDUSTRIALS--7.3%
Caterpillar, Inc.                                          88,000      5,015
Continental Airlines, Inc. Class B(2)                     513,000      9,193

                                                         SHARES       VALUE
                                                       ----------   --------
INDUSTRIALS--(CONTINUED)
DryShips, Inc.(2)                                       1,328,000   $  7,729
Foster Wheeler AG(2)                                      266,000      7,831
L-3 Communications Holdings, Inc.                          98,000      8,521
Union Pacific Corp.                                       141,000      9,010
                                                                    --------
                                                                      47,299
                                                                    --------

INFORMATION TECHNOLOGY--10.7%
Cisco Systems, Inc.(2)                                    389,000      9,313
Corning, Inc.                                             440,000      8,496
Hewlett-Packard Co.                                       167,000      8,602
International Business Machines Corp.                      66,000      8,639
Microsoft Corp.                                           286,000      8,720
Nokia Oyj Sponsored ADR                                   551,000      7,080
QUALCOMM, Inc.                                            195,600      9,049
Research In Motion Ltd.(2)                                140,000      9,456
                                                                    --------
                                                                      69,355
                                                                    --------

MATERIALS--4.7%
Alcoa, Inc.                                               400,000      6,448
Freeport-McMoRan Copper & Gold, Inc.                       98,000      7,869
Nucor Corp.                                               185,000      8,630
Potash Corp. of Saskatchewan, Inc.                         72,000      7,812
                                                                    --------
                                                                      30,759
                                                                    --------

TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.                                                333,000      9,334
Verizon Communications, Inc.                              248,000      8,216
                                                                    --------
                                                                      17,550
                                                                    --------

UTILITIES--1.3%
Exelon Corp.                                              170,000      8,308
                                                                    --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $292,811)                                           379,441
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.4%
PowerShares Deutsche Bank Agriculture Fund(2)             336,000      8,884
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $8,340)                                               8,884
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $550,339)                                           642,738
--------------------------------------------------------------------------------

                     See Notes to Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                         SHARES       VALUE
                                                       ----------   --------
SHORT-TERM INVESTMENTS--0.7%

MONEY MARKET MUTUAL FUNDS--0.7%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares
   (seven-day effective yield 0.118%)                   4,524,428   $  4,524
                                                                    --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,524)                                               4,524
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $554,863)                                           647,262(1)

Other Assets and Liabilities--0.2%                                     1,284
                                                                    --------
NET ASSETS--100.0%                                                  $648,546
                                                                    ========

ABBREVIATIONS:

ADR   American Depositary Receipt.
AMBAC American Municipal Bond Assurance Corporation.
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").
GNMA  Government National Mortgage Association ("Ginnie Mae")
REMIC Real Estate Mortgage Investment Conduit

                     See Notes to Schedules of Investments

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
--------------------------------------------------------------------------------
United States (includes Short-term investments)                           86%
Bermuda                                                                    3
Canada                                                                     3
United Kingdom                                                             2
Brazil                                                                     1
Greece                                                                     1
Switzerland                                                                1
Other                                                                      3
--------------------------------------------------------------------------------
Total                                                                    100%
--------------------------------------------------------------------------------

+    % of total investments as of December 31, 2009

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                      LEVEL 2
                                                                    SIGNIFICANT
                                  TOTAL VALUE AT       LEVEL 1      OBSERVABLE
INVESTMENT IN SECURITIES:       DECEMBER 31, 2009   QUOTED PRICES      INPUTS
-------------------------       -----------------   -------------   -----------
Debt Securities:
   U.S. Government Securities        $ 41,107          $     --       $ 41,107
   Municipal Securities                     5                --              5
   Mortgage-Backed Securities          94,801                --         94,801
   Asset-Backed Securities              1,015                --          1,015
   Corporate Debt                     117,365                --        117,365
Equity Securities:
   Common Stocks                      379,441           379,441             --
   Exchange Traded Funds                8,884             8,884             --
   Preferred Stock                        120               120             --
   Short-Term Investments               4,524             4,524             --
Total Investments                    $647,262          $392,969       $254,293

There are no Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable were used to determine fair value.

                                                             CORPORATE
INVESTMENTS IN SECURITIES                           TOTAL       DEBT
-------------------------                          -------   ---------
BALANCE AS OF MARCH 31, 2009:                      $ 1,057    $ 1,057
Accrued Discount/(Premium)                               1          1
Realized Gain (Loss)                                    --         --
Change in Unrealized Appreciation (Depreciation)       124        124
Net Purchases/(Sales)(1)                              (105)      (105)
Transfers in and/or Out of Level 3                  (1,077)    (1,077)
                                                   -------    -------
BALANCE AS OF DECEMBER 31, 2009                    $    --    $    --
                                                   =======    =======

(1)  Includes paydowns on securities.

                     See Notes to Schedules of Investments

                           VIRTUS CAPITAL GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                           SHARES      VALUE
                                                         ---------   --------
COMMON STOCKS--98.0%

CONSUMER DISCRETIONARY--6.3%
Amazon.com, Inc.(2)                                         26,500   $  3,565
Chipotle Mexican Grill, Inc. Class A(2)                     15,300      1,349
Expedia, Inc.(2)                                            69,950      1,798
Panera Bread Co. Class A(2)                                 43,100      2,886
priceline.com, Inc.(2)                                      27,950      6,107
Ross Stores, Inc.                                           47,875      2,045
                                                                     --------
                                                                       17,750
                                                                     --------

CONSUMER STAPLES--11.7%
Archer-Daniels-Midland Co.                                 160,400      5,022
Coca-Cola Co. (The)                                         75,800      4,321
Colgate-Palmolive Co.                                      103,675      8,517
Estee Lauder Cos., Inc. (The) Class A                       27,900      1,349
Hansen Natural Corp.(2)                                     72,900      2,799
Kimberly-Clark Corp.                                        20,900      1,332
Wal-Mart Stores, Inc.                                       73,975      3,954
Walgreen Co.                                               160,950      5,910
                                                                     --------
                                                                       33,204
                                                                     --------

ENERGY--3.5%
Exxon Mobil Corp.                                           20,575      1,403
National Oilwell Varco, Inc.                                44,350      1,956
Occidental Petroleum Corp.                                  59,500      4,840
Southwestern Energy Co.(2)                                  32,950      1,588
                                                                     --------
                                                                        9,787
                                                                     --------

FINANCIALS--8.1%
AFLAC, Inc.                                                 32,500      1,503
BlackRock, Inc.                                             26,000      6,037
Digital Realty Trust, Inc.                                  92,350      4,643
Goldman Sachs Group, Inc. (The)                             29,150      4,922
IntercontinentalExchange, Inc.(2)                           14,300      1,606
Reinsurance Group of America, Inc.                          86,550      4,124
                                                                     --------
                                                                       22,835
                                                                     --------

HEALTH CARE--18.6%
Amgen, Inc.(2)                                             117,550      6,650
Biogen Idec, Inc.(2)                                        32,550      1,741
DaVita, Inc.(2)                                             28,100      1,651
Endo Pharmaceuticals Holdings, Inc.(2)                     133,900      2,746
Forest Laboratories, Inc.(2)                               189,400      6,082
Gilead Sciences, Inc.(2)                                   119,925      5,190
Hospira, Inc.(2)                                           111,400      5,681

                                                           SHARES      VALUE
                                                         ---------   --------
HEALTH CARE--(CONTINUED)
Intuitive Surgical, Inc.(2)                                 10,200   $  3,094
Kinetic Concepts, Inc.(2)                                  102,550      3,861
Life Technologies Corp.(2)                                  82,325      4,300
Medicis Pharmaceutical Corp. Class A                        57,600      1,558
Millipore Corp.(2)                                          17,850      1,292
Valeant Pharmaceuticals International(2)                    42,950      1,365
Watson Pharmaceuticals, Inc.(2)                            189,700      7,514
                                                                     --------
                                                                       52,725
                                                                     --------

INDUSTRIALS--6.6%
3M Co.                                                      46,250      3,823
Hubbell, Inc. Class B                                       32,350      1,530
Illinois Tool Works, Inc.                                   31,100      1,493
Iron Mountain, Inc.(2)                                      78,950      1,797
ITT Corp.                                                   29,150      1,450
Shaw Group, Inc. (The)(2)                                  127,200      3,657
TransDigm Group, Inc.                                       60,500      2,873
URS Corp.(2)                                                47,900      2,133
                                                                     --------
                                                                       18,756
                                                                     --------

INFORMATION TECHNOLOGY--36.3%
Apple, Inc.(2)                                              54,900     11,576
Broadcom Corp. Class A(2)                                   86,380      2,717
Cisco Systems, Inc.(2)                                     439,848     10,530
Cognizant Technology Solutions Corp. Class A(2)             72,750      3,295
Cree, Inc.(2)                                               43,000      2,424
EMC Corp.(2)                                                95,200      1,663
F5 Networks, Inc.(2)                                       122,700      6,501
Global Payments, Inc.                                       99,650      5,367
Google, Inc. Class A(2)                                     20,200     12,524
Hewlett-Packard Co.                                         90,500      4,662
Marvell Technology Group Ltd.(2)                           106,650      2,213
McAfee, Inc.(2)                                             86,350      3,503
Microsoft Corp.                                            235,075      7,167
NetApp, Inc.(2)                                             68,850      2,368
Oracle Corp.                                               450,650     11,059
Red Hat, Inc.(2)                                           111,550      3,447
Sybase, Inc.(2)                                             36,900      1,601
Teradata Corp.(2)                                           54,600      1,716
Western Digital Corp.(2)                                   186,900      8,252
                                                                     --------
                                                                      102,585
                                                                     --------

MATERIALS--3.9%
Crown Holdings, Inc.(2)                                    111,550      2,854
Freeport-McMoRan Copper & Gold, Inc.                        60,150      4,829

                     See Notes to Schedules of Investments

                           VIRTUS CAPITAL GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                           SHARES      VALUE
                                                         ---------   --------
MATERIALS--(CONTINUED)
Lubrizol Corp. (The)                                        45,600   $  3,327
                                                                     --------
                                                                       11,010
                                                                     --------

TELECOMMUNICATION SERVICES--2.4%
American Tower Corp. Class A(2)                            158,300      6,840
                                                                     --------

UTILITIES--0.6%
NRG Energy, Inc.(2)                                         68,750      1,623
                                                                     --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $210,917)                                            277,115
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $210,917)                                            277,115
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--2.0%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                         5,649,864      5,650
                                                                     --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,650)                                                5,650
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $216,567)                                            282,765(1)

Other assets and liabilities, net--0.0%                                  (113)
                                                                     --------
NET ASSETS--100.0%                                                   $282,652
                                                                     ========

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                TOTAL VALUE AT        LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $277,115          $277,115
   Short-Term Investments                              5,650             5,650
Total Investments                                   $282,765          $282,765

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                           SHARES      VALUE
                                                         ---------   --------
COMMON STOCKS--96.8%

CONSUMER DISCRETIONARY--5.4%
McDonald's Corp.                                            48,000   $  2,997
NIKE, Inc. Class B                                          49,000      3,238
Under Armour, Inc. Class A(2)                               55,000      1,500
                                                                     --------
                                                                        7,735
                                                                     --------

CONSUMER STAPLES--13.0%
Altria Group, Inc.                                         156,000      3,062
Bunge Ltd.                                                  50,600      3,230
Clorox Co. (The)                                            50,000      3,050
Costco Wholesale Corp.                                      52,000      3,077
PepsiCo, Inc.                                               51,000      3,101
Philip Morris International, Inc.                           61,000      2,939
                                                                     --------
                                                                       18,459
                                                                     --------

ENERGY--16.6%
Chevron Corp.                                               39,000      3,003
ConocoPhillips                                              56,000      2,860
Halliburton Co.                                             99,000      2,979
Massey Energy Co.                                           59,000      2,479
Occidental Petroleum Corp.                                  40,000      3,254
Petroleo Brasileiro SA ADR                                  64,000      3,051
Valero Energy Corp.                                        158,000      2,646
Williams Cos., Inc. (The)                                  153,000      3,225
                                                                     --------
                                                                       23,497
                                                                     --------

FINANCIALS--4.2%
Goldman Sachs Group, Inc. (The)                             16,000      2,701
Hudson City Bancorp, Inc.                                  235,100      3,228
                                                                     --------
                                                                        5,929
                                                                     --------

HEALTH CARE--13.4%
Biogen Idec, Inc.(2)                                        62,000      3,317
Gilead Sciences, Inc.(2)                                    72,000      3,116
Johnson & Johnson                                           50,000      3,221
Shire plc ADR                                               53,000      3,111
St. Jude Medical, Inc.(2)                                   80,000      2,942
UnitedHealth Group, Inc.                                   106,000      3,231
                                                                     --------
                                                                       18,938
                                                                     --------

INDUSTRIALS--12.2%
Caterpillar, Inc.                                           32,000      1,824
Continental Airlines, Inc. Class B(2)                      188,000      3,369
DryShips, Inc.(2)                                          480,000      2,794
Foster Wheeler AG(2)                                        98,000      2,885

                                                           SHARES      VALUE
                                                         ---------   --------
INDUSTRIALS--(CONTINUED)
L-3 Communications Holdings, Inc.                           35,000   $  3,043
Union Pacific Corp.                                         52,000      3,323
                                                                     --------
                                                                       17,238
                                                                     --------

INFORMATION TECHNOLOGY--17.6%
Cisco Systems, Inc.(2)                                     134,000      3,208
Corning, Inc.                                              159,000      3,070
Hewlett-Packard Co.                                         59,000      3,039
International Business Machines Corp.                       23,000      3,011
Microsoft Corp.                                            103,000      3,140
Nokia OYJ Sponsored ADR                                    207,000      2,660
QUALCOMM, Inc.                                              74,400      3,442
Research In Motion Ltd.(2)                                  50,000      3,377
                                                                     --------
                                                                       24,947
                                                                     --------

MATERIALS--7.8%
Alcoa, Inc.                                                141,000      2,273
Freeport-McMoRan Copper & Gold, Inc.(2)                     36,000      2,890
Nucor Corp.                                                 67,000      3,126
Potash Corp. of Saskatchewan, Inc.                          26,000      2,821
                                                                     --------
                                                                       11,110
                                                                     --------

TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.                                                 115,000      3,223
Verizon Communications, Inc.                                90,000      2,982
                                                                     --------
                                                                        6,205
                                                                     --------

UTILITIES--2.2%
Exelon Corp.                                                63,000      3,079
                                                                     --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $102,372)                                            137,137
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--2.4%

PowerShares Deutsche Bank Agriculture Fund(2)              126,000      3,332
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $3,132)                                                3,332
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $105,504)                                            140,469
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.8%

MONEY MARKET MUTUAL FUNDS--0.8%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                         1,156,314      1,156
                                                                     --------

                     See Notes to Schedules of Investments

                           VIRTUS GROWTH & INCOME FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,156)                                                1,156
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $106,660)                                            141,625(1)

Other assets and liabilities, net--0.0%                                   (10)
                                                                     --------
NET ASSETS--100.0%                                                   $141,615
                                                                     ========

ABBREVIATIONS
ADR   American Depositary Receipt.


                     See Notes to Schedules of Investments

                           VIRTUS GROWTH & INCOME FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
--------------------------------------------------------------------------------
United States (includes short-term investments)                            81%
Canada                                                                      5
Bermuda                                                                     4
Brazil                                                                      2
Greece                                                                      2
Switzerland                                                                 2
United Kingdom                                                              2
Other                                                                       2
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+    % of total investments as of December 31, 2009

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                TOTAL VALUE AT        LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $137,137          $137,137
   Exchange Traded Funds                               3,332             3,332
   Short-Term Investments                              1,156             1,156
Total Investments                                   $141,625          $141,625

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                            VIRTUS MID-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                           SHARES      VALUE
                                                         ---------   --------
COMMON STOCKS--100.2%

CONSUMER DISCRETIONARY--9.8%
Choice Hotels International, Inc.                              610   $     20
ITT Educational Services, Inc.(2)                               85          8
John Wiley & Sons, Inc. Class A                                600         25
                                                                     --------
                                                                           53
                                                                     --------

CONSUMER STAPLES--11.5%
Brown-Forman Corp. Class B                                     300         16
Church & Dwight Co., Inc.                                      260         16
McCormick & Co., Inc.                                          360         13
SYSCO Corp.                                                    610         17
                                                                     --------
                                                                           62
                                                                     --------

ENERGY--3.4%
Dresser-Rand Group, Inc.(2)                                    580         18
                                                                     --------

FINANCIALS--11.9%
Brown & Brown, Inc.                                          1,225         22
Federated Investors, Inc. Class B                              765         21
Realty Income Corp.                                            820         21
                                                                     --------
                                                                           64
                                                                     --------

HEALTH CARE--12.6%
Bard (C.R.), Inc.                                              315         24
DENTSPLY International, Inc.                                   600         21
Waters Corp.(2)                                                365         23
                                                                     --------
                                                                           68
                                                                     --------

INDUSTRIALS--23.9%
Copart, Inc.(2)                                                435         16
Equifax, Inc.                                                  830         26
Expeditors International of Washington, Inc.                   320         11
Graco, Inc.                                                    750         21
Jacobs Engineering Group, Inc.(2)                              485         18
Robinson (C.H.) Worldwide, Inc.                                190         11
Rockwell Collins, Inc.                                         470         26
                                                                     --------
                                                                          129
                                                                     --------

INFORMATION TECHNOLOGY--18.4%
Adobe Systems, Inc.(2)                                         715         26
Dolby Laboratories, Inc. Class A(2)                            380         18
Intuit, Inc.(2)                                                815         25
Lender Processing Services, Inc.                               310         13
Microchip Technology, Inc.                                     570         17
                                                                     --------
                                                                           99
                                                                     --------

                                                           SHARES      VALUE
                                                         ---------   --------
MATERIALS--4.1%
Sigma-Aldrich Corp.                                            430   $     22
                                                                     --------

UTILITIES--4.6%
EQT Corp.                                                      575         25
                                                                     --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $481)                                                    540
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.2%
(IDENTIFIED COST $481)                                                    540
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.3%

MONEY MARKET MUTUAL FUNDS--1.3%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                             6,948          7
                                                                     --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7)                                                        7
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $488)                                                    547(1)

Other assets and liabilities, net--(1.5)%                                  (8)
                                                                     --------
NET ASSETS--100.0%                                                   $    539
                                                                     ========

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                TOTAL VALUE AT        LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                     $540               $540
   Short-Term Investments                               7                  7
Total Investments                                    $547               $547

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                           VIRTUS MID-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                             SHARES    VALUE
                                                            -------   -------
COMMON STOCKS--99.0%

CONSUMER DISCRETIONARY--13.8%
Advance Auto Parts, Inc.                                     19,100   $   773
Aeropostale, Inc.(2)                                         26,500       902
Expedia, Inc.(2)                                             21,100       543
Gap, Inc. (The)                                              79,300     1,661
H&R Block, Inc.                                              50,500     1,142
Hanesbrands, Inc.(2)                                         36,900       890
ITT Educational Services, Inc.(2)                             8,800       845
Liberty Global, Inc. Class A(2)                              30,600       670
Ltd Brands, Inc.                                             44,200       850
Ross Stores, Inc.                                            30,100     1,286
TJX Cos., Inc. (The)                                         14,460       529
TRW Automotive Holdings Corp.(2)                             37,600       898
WMS Industries, Inc.(2)                                      18,900       756
                                                                      -------
                                                                       11,745
                                                                      -------

CONSUMER STAPLES--4.2%
Coca-Cola Enterprises, Inc.                                  66,000     1,399
Dean Foods Co.(2)                                            96,300     1,737
Herbalife Ltd.                                               10,000       406
                                                                      -------
                                                                        3,542
                                                                      -------

ENERGY--4.0%
Dresser-Rand Group, Inc.(2)                                  30,600       967
EXCO Resources, Inc.                                         85,000     1,805
Oceaneering International, Inc.(2)                           10,500       614
                                                                      -------
                                                                        3,386
                                                                      -------

FINANCIALS--6.7%
AmeriCredit Corp.(2)                                         45,900       874
Aspen Insurance Holdings Ltd.                                33,300       847
Digital Realty Trust, Inc.                                   17,300       870
Genworth Financial, Inc. Class A(2)                          57,800       656
Reinsurance Group of America, Inc.                           14,200       677
TD Ameritrade Holding Corp.(2)                               90,800     1,760
                                                                      -------
                                                                        5,684
                                                                      -------

HEALTH CARE--16.1%
Beckman Coulter, Inc.                                         5,500       360
Biogen Idec, Inc.(2)                                         12,500       669
CIGNA Corp.                                                  25,000       882
Coventry Health Care, Inc.(2)                                29,600       719
Forest Laboratories, Inc.(2)                                 15,400       494
Hologic, Inc.(2)                                             44,600       647

                                                             SHARES    VALUE
                                                            -------   -------
HEALTH CARE--(CONTINUED)
Hospira, Inc.(2)                                             26,200   $ 1,336
Humana, Inc.(2)                                               7,490       329
Kinetic Concepts, Inc.(2)                                    45,000     1,694
Millipore Corp.(2)                                            9,500       687
Quest Diagnostics, Inc.                                      26,900     1,624
Universal Health Services, Inc. Class B                      28,600       872
Valeant Pharmaceuticals International(2)                     40,600     1,291
Waters Corp.(2)                                              13,800       855
Watson Pharmaceuticals, Inc.(2)                              31,400     1,244
                                                                      -------
                                                                       13,703
                                                                      -------

INDUSTRIALS--13.4%
Carlisle Cos., Inc.                                          54,300     1,860
Con-way, Inc.                                                12,700       443
Dover Corp.                                                  32,600     1,356
General Cable Corp.(2)                                       26,200       771
Goodrich Corp.                                               20,000     1,285
ITT Corp.                                                    15,800       786
Manpower, Inc.                                               37,900     2,069
Navistar International Corp.(2)                              17,800       688
Northrop Grumman Corp.                                       14,300       799
Thomas & Betts Corp.(2)                                      37,500     1,342
                                                                      -------
                                                                       11,399
                                                                      -------

INFORMATION TECHNOLOGY--26.0%
ANSYS, Inc.(2)                                               26,300     1,143
Arrow Electronics, Inc.(2)                                   35,700     1,057
Avnet, Inc.(2)                                               73,400     2,214
CommScope, Inc.(2)                                           29,600       785
Compuware Corp.(2)                                           60,000       434
Cree, Inc.(2)                                                12,300       693
Cypress Semiconductor Corp.(2)                              162,400     1,715
F5 Networks, Inc.(2)                                         26,800     1,420
Fidelity National Information Services, Inc.                 27,600       647
Global Payments, Inc.                                        17,800       959
Lender Processing Services, Inc.                             17,000       691
Marvell Technology Group Ltd.(2)                             34,500       716
NetApp, Inc.(2)                                              25,300       870
ON Semiconductor Corp.(2)                                    68,000       599
Red Hat, Inc.(2)                                             59,200     1,829
Rovi Corp.(2)                                                39,000     1,243
Symantec Corp.(2)                                           115,700     2,070
Teradata Corp.(2)                                            39,900     1,254

                     See Notes to Schedules of Investments

                           VIRTUS MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                             SHARES    VALUE
                                                            -------   -------
INFORMATION TECHNOLOGY--(CONTINUED)
Western Digital Corp.(2)                                     38,800   $ 1,713
                                                                      -------
                                                                       22,052
                                                                      -------

MATERIALS--6.7%
Crown Holdings, Inc.(2)                                      71,600     1,832
Nalco Holding Co.                                            93,500     2,385
Pactiv Corp.(2)                                              19,500       471
Terra Industries, Inc.                                        8,900       286
Walter Energy, Inc.                                           9,800       738
                                                                      -------
                                                                        5,712
                                                                      -------

TELECOMMUNICATION SERVICES--4.0%
NII Holdings, Inc.(2)                                        35,400     1,189
Telephone & Data Systems, Inc.                               37,800     1,282
tw telecom, Inc.(2)                                          54,800       939
                                                                      -------
                                                                        3,410
                                                                      -------

UTILITIES--4.1%
AES Corp. (The)(2)                                          131,200     1,746
Energen Corp.                                                17,500       819
UGI Corp.                                                    36,900       893
                                                                      -------
                                                                        3,458
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $71,129)                                              84,091
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $71,129)                                              84,091
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.1%

MONEY MARKET MUTUAL FUNDS--1.1%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                            947,935       948
                                                                      -------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $948)                                                    948
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $72,077)                                              85,039(1)

Other assets and liabilities, net--(0.1)%                                (125)
                                                                      -------
NET ASSETS--100.0%                                                    $84,914
                                                                      =======

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                 TOTAL VALUE AT       LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $84,091           $84,091
   Short-Term Investments                               948               948
Total Investments                                   $85,039           $85,039

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                            VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                        SHARES        VALUE
                                                      ----------   ----------
COMMON STOCKS--96.3%

CONSUMER DISCRETIONARY--18.0%
Big Lots, Inc.(2)                                        494,400   $   14,328
Fortune Brands, Inc.                                     248,300       10,727
Home Depot, Inc. (The)                                   403,000       11,659
Ltd Brands, Inc.                                         610,700       11,750
Penney (J.C.) Co., Inc.                                  391,000       10,404
TJX Cos., Inc. (The)                                     348,850       12,750
                                                                   ----------
                                                                       71,618
                                                                   ----------

CONSUMER STAPLES--13.5%
Del Monte Foods Co.                                    1,040,450       11,799
Koninklijke Ahold NV Sponsored ADR                     1,208,400       16,011
Safeway, Inc.                                            606,900       12,921
Sara Lee Corp.                                         1,079,500       13,148
                                                                   ----------
                                                                       53,879
                                                                   ----------

ENERGY--10.9%
El Paso Corp.                                          1,213,450       11,928
Spectra Energy Corp.                                     842,042       17,271
Williams Cos., Inc. (The)                                674,000       14,208
                                                                   ----------
                                                                       43,407
                                                                   ----------

FINANCIALS--0.1%
Alleghany Corp.(2)                                         1,896          523
                                                                   ----------

INDUSTRIALS--23.0%
Con-way, Inc.                                            214,400        7,485
Masco Corp.                                              843,600       11,650
Owens Corning, Inc.(2)                                   452,650       11,606
Raytheon Co.                                             187,300        9,650
Republic Services, Inc.                                  588,402       16,658
Thomas & Betts Corp.(2)                                  337,150       12,066
USG Corp.(2)                                             500,400        7,031
Waste Management, Inc.                                   452,150       15,287
                                                                   ----------
                                                                       91,433
                                                                   ----------

MATERIALS--17.9%
Ball Corp.                                               246,900       12,765
Crown Holdings, Inc.(2)                                  623,000       15,936
Dow Chemical Co. (The)                                   315,250        8,710
Owens-Illinois, Inc.(2)                                  486,150       15,980
Packaging Corp. of America                               367,150        8,448
Weyerhaeuser Co.                                         215,200        9,284
                                                                   ----------
                                                                       71,123
                                                                   ----------

                                                        SHARES        VALUE
                                                      ----------   ----------
UTILITIES--12.9%
Dominion Resources, Inc.                                 324,700   $   12,637
Duke Energy Corp.                                        707,284       12,172
Dynegy, Inc. Class A(2)                                2,420,900        4,382
Mirant Corp.(2)                                          502,900        7,679
ONEOK, Inc.                                              328,550       14,644
                                                                   ----------
                                                                       51,514
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $411,545)                                            383,497
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.3%
(IDENTIFIED COST $411,545)                                            383,497
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.8%

MONEY MARKET MUTUAL FUNDS--3.8%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                      14,988,079       14,988
                                                                   ----------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $14,988)                                              14,988
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $426,533)                                            398,485(1)

Other assets and liabilities, net--(0.1)%                                (463)
                                                                   ----------
NET ASSETS--100.0%                                                 $  398,022
                                                                   ==========

ABBREVIATIONS:
ADR   American Depositary Receipt.

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                 TOTAL VALUE AT       LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $383,497          $383,497
   Short-Term Investments                             14,988            14,988
Total Investments                                   $398,485          $398,485

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                       VIRTUS QUALITY LARGE-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                           SHARES      VALUE
                                                         ---------   --------
COMMON STOCKS--99.4%

CONSUMER DISCRETIONARY--10.9%
Genuine Parts Co.                                           59,400   $  2,255
TJX Cos., Inc. (The)                                        47,000      1,718
VF Corp.                                                    16,200      1,186
                                                                     --------
                                                                        5,159
                                                                     --------

CONSUMER STAPLES--15.0%
Clorox Co. (The)                                            23,100      1,409
Coca-Cola Co. (The)                                         37,700      2,149
H.J. Heinz Co.                                              30,300      1,296
Kimberly-Clark Corp.                                        19,500      1,242
SYSCO Corp.                                                 35,700        997
                                                                     --------
                                                                        7,093
                                                                     --------

ENERGY--13.4%
Apache Corp.                                                15,800      1,630
BP plc Sponsored ADR                                        37,000      2,145
Exxon Mobil Corp.                                           15,000      1,023
Schlumberger Ltd.                                           23,200      1,510
                                                                     --------
                                                                        6,308
                                                                     --------

FINANCIALS--21.3%
Bank of New York Mellon Corp. (The)                         61,900      1,731
Franklin Resources, Inc.                                    13,900      1,464
JPMorgan Chase & Co.                                        50,800      2,117
PNC Financial Services Group, Inc.                          53,000      2,798
Travelers Cos., Inc. (The)                                  38,500      1,920
                                                                     --------
                                                                       10,030
                                                                     --------

HEALTH CARE--6.7%
Alcon, Inc.                                                 11,000      1,808
Johnson & Johnson                                           21,100      1,359
                                                                     --------
                                                                        3,167
                                                                     --------

INDUSTRIALS--11.6%
3M Co.                                                      28,900      2,389
Honeywell International, Inc.                               45,900      1,800
Union Pacific Corp.                                         20,300      1,297
                                                                     --------
                                                                        5,486
                                                                     --------

INFORMATION TECHNOLOGY--13.3%
Microchip Technology, Inc.                                  40,800      1,186
Microsoft Corp.                                             55,600      1,695
Paychex, Inc.                                               47,400      1,452

                                                           SHARES      VALUE
                                                         ---------   --------
INFORMATION TECHNOLOGY--(CONTINUED)
Western Union Co. (The)                                    103,800   $  1,957
                                                                     --------
                                                                        6,290
                                                                     --------

MATERIALS--2.1%
Barrick Gold Corp.                                          24,900        980
                                                                     --------

TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                                  38,200      1,071
                                                                     --------

UTILITIES--2.8%
AGL Resources, Inc.                                         36,100      1,317
                                                                     --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $42,669)                                              46,901
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.4%
(IDENTIFIED COST $42,669)                                              46,901
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.7%

MONEY MARKET MUTUAL FUNDS--0.7%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                           314,135        314
                                                                     --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $314)                                                    314
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $42,983)                                              47,215(1)

Other assets and liabilities, net--(0.1)%                                 (69)
                                                                     --------
NET ASSETS--100.0%                                                   $ 47,146
                                                                     ========

ABBREVIATION LEGEND:
ADR   American Depositary Receipt.

                      See Notes to Schedules of Investments

                       VIRTUS QUALITY LARGE-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)


COUNTRY WEIGHTINGS as of 12/31/09 +
--------------------------------------------------------------------------------
United States (includes Short-term investments)                            90%
United Kingdom                                                              5
Netherlands                                                                 3
Canada                                                                      2
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+    % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                 TOTAL VALUE AT       LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $46,901           $46,901
   Short-Term Investments                               314               314
Total Investments                                   $47,215           $47,215

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                      See Notes to Schedules of Investments

                          VIRTUS QUALITY SMALL-CAP FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                            SHARES     VALUE
                                                          ---------   -------
COMMON STOCKS--92.8%

CONSUMER DISCRETIONARY--7.5%
Matthews International Corp. Class A                         92,900   $ 3,291
Tempur-Pedic International, Inc.(2)                         158,000     3,734
                                                                      -------
                                                                        7,025
                                                                      -------

CONSUMER STAPLES--8.6%
Chattem, Inc.(2)                                             50,900     4,749
WD-40 Co.                                                   103,500     3,349
                                                                      -------
                                                                        8,098
                                                                      -------

ENERGY--10.9%
CARBO Ceramics, Inc.                                         83,500     5,692
World Fuel Services Corp.                                   168,000     4,501
                                                                      -------
                                                                       10,193
                                                                      -------

FINANCIALS--20.0%
Ares Capital Corp.                                          377,066     4,694
Entertainment Properties Trust                              115,300     4,067
Federated Investors, Inc. Class B                           131,600     3,619
Financial Federal Corp.                                      90,500     2,489
RLI Corp.                                                    56,900     3,030
Suffolk Bancorp                                              27,000       802
                                                                      -------
                                                                       18,701
                                                                      -------

HEALTH CARE--9.6%
Landauer, Inc.                                               55,900     3,432
Owens & Minor, Inc.                                          97,100     4,169
Young Innovations, Inc.                                      56,900     1,410
                                                                      -------
                                                                        9,011
                                                                      -------

INDUSTRIALS--26.1%
ABM Industries, Inc.                                        243,900     5,039
CLARCOR, Inc.                                                90,100     2,923
Graco, Inc.                                                  68,500     1,957
Landstar System, Inc.                                        91,100     3,532
Lincoln Electric Holdings, Inc.                              77,900     4,164
McGrath RentCorp                                            162,100     3,625
Roper Industries, Inc.                                       61,800     3,236
                                                                      -------
                                                                       24,476
                                                                      -------

INFORMATION TECHNOLOGY--7.6%
Cass Information Systems, Inc.                               40,800     1,240
Computer Services, Inc.                                      52,100     1,875
Syntel, Inc.                                                106,100     4,035
                                                                      -------
                                                                        7,150
                                                                      -------

                                                            SHARES     VALUE
                                                          ---------   -------

MATERIALS--2.5%
Balchem Corp.                                                70,100   $ 2,349
                                                                      -------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $74,161)                                              87,003
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--92.8%
(IDENTIFIED COST $74,161)                                              87,003
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--7.0%

MONEY MARKET MUTUAL FUNDS--7.0%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                          6,571,019     6,571
                                                                      -------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,571)                                                6,571
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $80,732)                                              93,574(1)

Other assets and liabilities, net--0.2%                                   163
                                                                      -------
NET ASSETS--100.0%                                                    $93,737
                                                                      =======

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                 TOTAL VALUE AT       LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $87,003           $87,003
   Short-Term Investments                             6,571             6,571
Total Investments                                   $93,574           $93,574

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                           VIRTUS SMALL-CAP CORE FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                           SHARES      VALUE
                                                         ---------   --------
COMMON STOCKS--95.8%

CONSUMER DISCRETIONARY--8.8%
Pool Corp.                                                  56,100   $  1,071
Steiner Leisure Ltd.(2)                                     45,300      1,801
Tempur-Pedic International, Inc.(2)                         63,230      1,494
                                                                     --------
                                                                        4,366
                                                                     --------

CONSUMER STAPLES--4.2%
Chattem, Inc.(2)                                            22,300      2,080
                                                                     --------

ENERGY--5.4%
CARBO Ceramics, Inc.                                        39,000      2,659
                                                                     --------

FINANCIALS--12.3%
Brown & Brown, Inc.                                         97,500      1,752
Cohen & Steers, Inc.                                        65,700      1,500
Federated Investors, Inc. Class B                           46,400      1,276
Financial Federal Corp.                                     57,550      1,583
                                                                     --------
                                                                        6,111
                                                                     --------

HEALTH CARE--15.5%
Abaxis, Inc.(2)                                             75,500      1,929
Computer Programs & Systems, Inc.                           36,500      1,681
Haemonetics Corp.(2)                                        31,400      1,732
Techne Corp.                                                33,900      2,324
                                                                     --------
                                                                        7,666
                                                                     --------

INDUSTRIALS--25.9%
ABM Industries, Inc.                                        43,100        890
Advisory Board Co. (The)(2)                                 35,025      1,074
Exponent, Inc.(2)                                           35,500        988
Forward Air Corp.                                           67,000      1,678
HEICO Corp. Class A                                         49,300      1,773
Lincoln Electric Holdings, Inc.                             35,400      1,893
RBC Bearings, Inc.(2)                                       61,800      1,504
Rollins, Inc.                                               36,900        711
Roper Industries, Inc.                                      43,900      2,299
                                                                     --------
                                                                       12,810
                                                                     --------

INFORMATION TECHNOLOGY--21.8%
ANSYS, Inc.(2)                                              59,250      2,575
Blackbaud, Inc.                                            115,372      2,726
FactSet Research Systems, Inc.                              37,700      2,483
Jack Henry & Associates, Inc.                               78,615      1,818
ScanSource, Inc.(2)                                         45,509      1,215
                                                                     --------
                                                                       10,817
                                                                     --------

                                                           SHARES      VALUE
                                                         ---------   --------
MATERIALS--1.9%
AptarGroup, Inc.                                            26,100   $    933
                                                                     --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $36,109)                                              47,442
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $36,109)                                              47,442
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--4.3%

MONEY MARKET MUTUAL FUNDS--4.3%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                         2,111,211      2,111
                                                                     --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,111)                                                2,111
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $38,220)                                              49,553(1)

Other assets and liabilities, net--(0.1)%                                 (54)
                                                                     --------
NET ASSETS--100.0%                                                   $ 49,499
                                                                     ========

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                 TOTAL VALUE AT       LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $47,442           $47,442
   Short-Term Investments                             2,111             2,111
Total Investments                                   $49,553           $49,553

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                          VIRTUS SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                             SHARES    VALUE
                                                            -------   -------
COMMON STOCKS--99.9%

CONSUMER DISCRETIONARY--12.3%
Chico's FAS, Inc.(2)                                         62,500   $   878
Children's Place Retail Stores, Inc. (The)(2)                38,300     1,264
Chipotle Mexican Grill, Inc. Class A(2)                       9,800       864
Genesco, Inc.(2)                                             33,600       923
Guess?, Inc.                                                 19,900       842
Jack in the Box, Inc.(2)                                     43,600       858
LKQ Corp.(2)                                                 27,883       546
Pep Boys - Manny Moe & Jack (The)                           123,700     1,046
                                                                      -------
                                                                        7,221
                                                                      -------

CONSUMER STAPLES--1.5%
Herbalife Ltd.                                               21,500       872
                                                                      -------

ENERGY--6.9%
Brigham Exploration Co.(2)                                   62,200       843
Dril-Quip, Inc.(2)                                           15,500       876
Massey Energy Co.                                            21,600       908
Oceaneering International, Inc.(2)                            9,900       579
Swift Energy Co.(2)                                          35,700       855
                                                                      -------
                                                                        4,061
                                                                      -------

FINANCIALS--5.2%
Knight Capital Group, Inc. Class A(2)                        71,600     1,103
Lazard Ltd. Class A                                          27,900     1,059
MF Global Ltd.(2)                                           123,500       858
                                                                      -------
                                                                        3,020
                                                                      -------

HEALTH CARE--22.2%
Alexion Pharmaceuticals, Inc.(2)                             19,700       962
Almost Family, Inc.(2)                                       20,500       810
BioMarin Pharmaceutical, Inc.(2)                             40,400       760
Clinical Data, Inc.(2)                                       31,100       568
ev3, Inc.(2)                                                 55,100       735
Haemonetics Corp.(2)                                         15,000       827
HMS Holdings Corp.(2)                                        24,000     1,169
Luminex Corp.(2)                                             71,800     1,072
Myriad Genetics, Inc.(2)                                     38,400     1,002
Neogen Corp.(2)                                              50,072     1,182
NuVasive, Inc.(2)                                            27,323       874
Onyx Pharmaceuticals, Inc.(2)                                31,000       909
Phase Forward, Inc.(2)                                       38,000       583
Thoratec Corp.(2)                                            31,200       840

                                                             SHARES    VALUE
                                                            -------   -------
HEALTH CARE--(CONTINUED)
United Therapeutics Corp.(2)                                 14,200   $   748
                                                                      -------
                                                                       13,041
                                                                      -------

INDUSTRIALS--14.5%
Altra Holdings, Inc.(2)                                      49,200       608
American Superconductor Corp.(2)                             33,351     1,364
Astec Industries, Inc.(2)                                    21,000       566
Atlas Air Worldwide Holdings, Inc.(2)                        23,600       879
Bucyrus International, Inc.                                  16,200       913
Harsco Corp.                                                 21,100       680
II-VI, Inc.(2)                                               29,384       934
Owens Corning, Inc.(2)                                       24,600       631
Timken Co. (The)                                             36,800       872
Yingli Green Energy Holding Co. Ltd. ADR(2)                  68,600     1,085
                                                                      -------
                                                                        8,532
                                                                      -------

INFORMATION TECHNOLOGY--34.0%
Advanced Energy Industries, Inc.(2)                          90,100     1,359
ArcSight, Inc.(2)                                            24,900       637
AsiaInfo Holdings, Inc.(2)                                   18,700       570
Atheros Communications, Inc.(2)                              31,300     1,072
Cavium Networks, Inc.(2)                                     40,600       967
CommScope, Inc.(2)                                           22,200       589
CommVault Systems, Inc.(2)                                   38,300       907
Cybersource Corp.(2)                                         61,700     1,241
Dolby Laboratories, Inc. Class A(2)                          19,200       916
EPIQ Systems, Inc.(2)                                        44,800       627
GSI Commerce, Inc.(2)                                        48,000     1,219
Infospace, Inc.(2)                                           69,400       595
Isilon Systems, Inc.(2)                                     132,000       906
Netezza Corp.(2)                                             91,500       888
ON Semiconductor Corp.(2)                                   106,000       934
Plantronics, Inc.                                            23,800       618
PMC-Sierra, Inc.(2)                                          99,100       858
Rovi Corp.(2)                                                21,400       682
Silicon Laboratories, Inc.(2)                                19,800       957
SonicWALL, Inc.(2)                                          105,700       804
Sourcefire, Inc.(2)                                          34,400       920
SuccessFactors, Inc.(2)                                      52,300       867
TNS, Inc.(2)                                                 34,100       876
                                                                      -------
                                                                       20,009
                                                                      -------

MATERIALS--1.9%
FMC Corp.                                                    10,200       569

                     See Notes to Schedules of Investments

                          VIRTUS SMALL-CAP GROWTH FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                             SHARES    VALUE
                                                            -------   -------
MATERIALS--(CONTINUED)
Intrepid Potash, Inc.(2)                                     19,300   $   563
                                                                      -------
                                                                        1,132
                                                                      -------

TELECOMMUNICATION SERVICES--1.4%
Neutral Tandem, Inc.(2)                                      36,300       826
                                                                      -------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $50,077)                                              58,714
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $50,077)                                              58,714
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.6%

MONEY MARKET MUTUAL FUNDS--0.6%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                            380,064       380
                                                                      -------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $380)                                                    380
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $50,457)                                              59,094(1)

Other assets and liabilities, net--(0.5)%                                (309)
                                                                      -------
NET ASSETS--100.0%                                                    $58,785
                                                                      =======

ABBREVIATIONS:
ADR   American Depositary Receipt.

                     See Notes to Schedules of Investments

                          VIRTUS SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
--------------------------------------------------------------------------------
United States (includes Short-term investments)                            95%
Bermuda                                                                     3
Cayman Islands                                                              2
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+    % of total investments as of December 31, 2009

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                TOTAL VALUE AT        LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $58,714           $58,714
   Short-Term Investments                               380               380
Total Investments                                   $59,094           $59,094

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                           SHARES      VALUE
                                                         ---------   --------
COMMON STOCKS--98.3%

CONSUMER DISCRETIONARY--14.4%
Aaron Rents, Inc.                                            7,050   $    195
Morningstar, Inc.(2)                                         4,800        232
Pool Corp.                                                   9,350        178
Strayer Education, Inc.                                        950        202
                                                                     --------
                                                                          807
                                                                     --------

CONSUMER STAPLES--4.4%
Hansen Natural Corp.(2)                                      6,400        246
                                                                     --------

ENERGY--2.8%
Tesco Corp.(2)                                              12,000        155
                                                                     --------

FINANCIALS--7.8%
Cohen & Steers, Inc.                                         8,800        201
World Acceptance Corp.(2)                                    6,500        233
                                                                     --------
                                                                          434
                                                                     --------

HEALTH CARE--23.1%
Abaxis, Inc.(2)                                             12,700        325
Meridian Bioscience, Inc.                                   10,600        228
National Research Corp.                                     11,400        236
Quality Systems, Inc.                                        3,350        210
Techne Corp.                                                 4,300        295
                                                                     --------
                                                                        1,294
                                                                     --------

INDUSTRIALS--15.5%
Copart, Inc.(2)                                              7,650        280
Forward Air Corp.                                            9,150        229
HEICO Corp. Class A                                          7,400        266
Omega Flex, Inc.                                             6,532         92
                                                                     --------
                                                                          867
                                                                     --------

INFORMATION TECHNOLOGY--30.3%
ANSYS, Inc.(2)                                               7,350        319
Blackbaud, Inc.                                             14,000        331
FactSet Research Systems, Inc.                               3,550        234
FLIR Systems, Inc.(2)                                        7,850        257
Hittite Microwave Corp.(2)                                   7,150        291
ScanSource, Inc.(2)                                          9,850        263
                                                                     --------
                                                                        1,695
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $4,496)                                                5,498
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $4,496)                                                5,498
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                         ---------   --------
SHORT-TERM INVESTMENTS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                            93,779   $     94
                                                                     --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $94)                                                      94
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $4,590)                                                5,592(1)

Other assets and liabilities, net--0.0%                                     1
                                                                     --------
NET ASSETS--100.0%                                                   $  5,593
                                                                     ========

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                TOTAL VALUE AT        LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                     $5,498            $5,498
   Short-Term Investments                                94                94
Total Investments                                    $5,592            $5,592

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                          VIRTUS STRATEGIC GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                            SHARES     VALUE
                                                           -------   --------
COMMON STOCKS--99.9%

Consumer Discretionary--9.5%
Amazon.com, Inc.(2)                                         11,890   $  1,600
American Eagle Outfitters, Inc.                             84,285      1,431
Chico's FAS, Inc.(2)                                       120,000      1,686
DreamWorks Animation SKG, Inc. Class A(2)                   41,130      1,643
Lowe's Cos., Inc.                                          107,400      2,512
McDonald's Corp.                                            40,070      2,502
Panera Bread Co. Class A(2)                                 22,500      1,507
Yum! Brands, Inc.                                           62,710      2,193
                                                                     --------
                                                                       15,074
                                                                     --------

CONSUMER STAPLES--11.8%
Colgate-Palmolive Co.                                       27,810      2,285
CVS Caremark Corp.                                          83,260      2,682
General Mills, Inc.                                         34,560      2,447
Herbalife Ltd.                                              50,275      2,040
Kroger Co. (The)                                           137,000      2,813
PepsiCo, Inc.                                               37,750      2,295
Philip Morris International, Inc.                           33,330      1,606
Safeway, Inc.                                              117,300      2,497
                                                                     --------
                                                                       18,665
                                                                     --------

ENERGY--6.5%
Halliburton Co.                                             75,200      2,263
Noble Corp.                                                 36,500      1,485
Range Resources Corp.                                       38,440      1,916
Schlumberger Ltd.                                           28,820      1,876
Transocean Ltd.(2)                                          33,413      2,767
                                                                     --------
                                                                       10,307
                                                                     --------

FINANCIALS--4.5%
BlackRock, Inc.                                              8,750      2,032
Goldman Sachs Group, Inc. (The)                             16,290      2,750
Invesco Ltd.                                                98,300      2,309
                                                                     --------
                                                                        7,091
                                                                     --------

HEALTH CARE--11.7%
Abbott Laboratories                                         36,870      1,991
Allergan, Inc.                                              31,080      1,958
Amgen, Inc.(2)                                              41,110      2,326
Bristol-Myers Squibb Co.                                   110,760      2,797
Celgene Corp.(2)                                            51,290      2,856
Genzyme Corp.(2)                                            28,140      1,379
Gilead Sciences, Inc.(2)                                    35,580      1,540

                                                            SHARES     VALUE
                                                           -------   --------
HEALTH CARE--(CONTINUED)
Mylan, Inc.(2)                                              89,500   $  1,649
Myriad Genetics, Inc.(2)                                    75,000      1,957
                                                                     --------
                                                                       18,453
                                                                     --------

INDUSTRIALS--9.4%
ABB Ltd. Sponsored ADR(2)                                  120,330      2,298
Atlas Air Worldwide Holdings, Inc.(2)                       50,500      1,881
Joy Global, Inc.                                            38,490      1,986
Norfolk Southern Corp.                                      30,110      1,578
Stericycle, Inc.(2)                                         27,460      1,515
Timken Co. (The)                                            92,000      2,181
United Technologies Corp.                                   48,430      3,362
                                                                     --------
                                                                       14,801
                                                                     --------

INFORMATION TECHNOLOGY--38.4%
Adobe Systems, Inc.(2)                                      85,000      3,126
Apple, Inc.(2)                                              24,960      5,263
Applied Materials, Inc.                                    169,500      2,363
Broadcom Corp. Class A(2)                                   81,380      2,559
Cisco Systems, Inc.(2)                                     174,950      4,188
CommScope, Inc.(2)                                          35,000        929
eBay, Inc.(2)                                               96,420      2,270
EMC Corp.(2)                                               147,220      2,572
Google, Inc. Class A(2)                                      8,725      5,409
Hewlett-Packard Co.                                         88,680      4,568
International Business Machines Corp.                       29,520      3,864
Juniper Networks, Inc.(2)                                   55,977      1,493
Marvell Technology Group Ltd.(2)                           147,580      3,062
Microsoft Corp.                                            156,700      4,778
Oracle Corp.                                               143,100      3,512
PMC-Sierra, Inc.(2)                                        174,500      1,511
QUALCOMM, Inc.                                              59,570      2,756
Research In Motion Ltd.(2)                                  25,680      1,735
Silicon Laboratories, Inc.(2)                               54,200      2,620
Symantec Corp.(2)                                          107,500      1,923
                                                                     --------
                                                                       60,501
                                                                     --------

MATERIALS--6.1%
Agrium, Inc.                                                28,100      1,728
FMC Corp.                                                   41,710      2,326
Freeport-McMoRan Copper & Gold, Inc.                        18,490      1,485
Monsanto Co.                                                24,140      1,973
Nalco Holding Co.                                           81,100      2,069
                                                                     --------
                                                                        9,581
                                                                     --------

                     See Notes to Schedules of Investments

                          VIRTUS STRATEGIC GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                            SHARES     VALUE
                                                           -------   --------
TELECOMMUNICATION SERVICES--2.0%
American Tower Corp. Class A(2)                             55,370   $  2,393
Neutral Tandem, Inc.(2)                                     31,320        712
                                                                     --------
                                                                        3,105
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $130,034)                                            157,578
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.9%
(IDENTIFIED COST $130,034)                                            157,578
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.2%

MONEY MARKET MUTUAL FUNDS--0.2%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
   yield 0.118%)                                           243,275        243
                                                                     --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $243)                                                    243
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $130,277)                                            157,821(1)

Other assets and liabilities, net--(0.1)%                                (145)
                                                                     --------
NET ASSETS--100.0%                                                   $157,676
                                                                     ========

ABBREVIATIONS:
ADR   American Depositary Receipt.

                     See Notes to Schedules of Investments

                          VIRTUS STRATEGIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
--------------------------------------------------------------------------------
United States (includes Short-term investments)                            88%
Switzerland                                                                 4
Bermuda                                                                     3
Canada                                                                      2
Cayman Islands                                                              2
Netherlands                                                                 1
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+    % of total investments as of December 31, 2009

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                TOTAL VALUE AT        LEVEL 1
INVESTMENT IN SECURITIES:                      DECEMBER 31, 2009   QUOTED PRICES
-------------------------                      -----------------   -------------
Equity Securities:
   Common Stocks                                    $157,578          $157,578
   Short-Term Investments                                243               243
Total Investments                                   $157,821          $157,821

There are no Level 2 (Significant Observable Inputs) and Level 3 (Significant Unobservable Inputs) priced securities.

                     See Notes to Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                        ----------   --------
U.S. GOVERNMENT SECURITIES--8.9%

U.S. Treasury Bond 3.500%, 2/15/39                      $    2,810   $  2,302
U.S. Treasury Note
   0.875%, 12/31/11                                            155        155
   2.625%, 6/30/14                                           5,255      5,293
   3.250%, 12/31/16                                          2,500      2,479
   4.750%, 8/15/17                                           3,495      3,792
   3.125%, 5/15/19                                           3,750      3,551
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $17,598)                                              17,572
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES--18.7%

AGENCY--14.4%
FHLMC
   R010-AB 5.500%, 12/15/19                                    202        212
   5.000%, 1/1/35                                            4,872      5,016
FHLMC REMICs
   JA-2777 4.500%, 11/15/17                                    176        183
   CH-2904 4.500%, 4/15/19                                     512        531
FNMA
   5.000%, 6/1/18                                              811        854
   4.500%, 12/1/18                                             559        576
   4.000%, 7/1/19                                              454        464
   5.000%, 8/1/20                                              247        259
   4.500%, 11/1/20                                             821        846
   6.000%, 11/1/31                                             207        221
   5.500%, 7/1/34                                            1,537      1,616
   6.000%, 11/1/34                                           3,302      3,522
   5.000%, 3/1/36                                              143        147
   5.500%, 3/1/36                                            1,413      1,485
   6.000%, 9/1/36                                              271        288
   5.500%, 11/1/36                                           1,011      1,060
   6.500%, 7/1/37                                            1,385      1,485
   6.000%, 9/1/37                                              426        451
   5.000%, 2/1/38                                              339        348
   6.000%, 2/1/38                                              398        422
   6.500%, 3/1/38                                            2,585      2,788
   5.000%, 4/1/38                                              225        231
   5.000%, 5/1/38                                            1,278      1,313
   5.500%, 6/1/38                                            1,057      1,108
   6.000%, 11/1/38                                           1,164      1,234
   6.000%, 3/1/39                                              503        533
FNMA REMICs 03-42, HC 4.500%, 12/25/17                         202        209

                                                         PAR VALUE     VALUE
                                                        ----------   --------
AGENCY--(CONTINUED)

GNMA
   6.500%, 11/15/23                                     $       90   $     95
   6.500%, 11/15/23                                              9         10
   6.500%, 11/15/23                                            107        114
   6.500%, 11/15/23                                             53         56
   6.500%, 12/15/23                                            106        112
   6.500%, 12/15/23                                             83         89
   6.500%, 12/15/23                                            102        109
   6.500%, 3/15/24                                              74         80
   6.500%, 4/15/24                                              42         45
   6.500%, 7/15/24                                             413        440
                                                                     --------
                                                                       28,552
                                                                     --------

NON-AGENCY--4.3%
Banc of America Commercial Mortgage, Inc.
   05-1, A4 5.142%, 11/10/42(3)                                125        128
   04-6, A5 4.811%, 12/10/42                                   175        170
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.719%, 9/11/38(3)                              160        162
   04-T16, A6 4.750%, 2/13/46(3)                                95         92
Citigroup Commercial Mortgage Trust
   06-C5, A4 5.431%, 10/15/49                                  845        785
Credit Suisse Mortgage Capital Certificates
   06-C1, A4 5.548%, 2/15/39 (3)                               765        754
GS Mortgage Securities Corp. II
   05-GG4, A4A 4.751%, 7/10/39                                 220        213
   07-GG10, A4 5.805%, 8/10/45(3)                              600        515
JPMorgan Chase Commercial Mortgage Securities Corp.
   04-LN2, A2 5.115%, 7/15/41                                  575        560
   06-CB17, A4 5.429%, 12/12/43                                410        387
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29(3)                             1,800      1,739
   06-C7, A3 5.347%, 11/15/38                                  875        802
Morgan Stanley Capital I
   04-T15, A3 5.030%, 6/13/41                                  220        223
   06-T23, A4 5.810%, 8/12/41(3)                               470        474
   05-IQ9, A3 4.540%, 7/15/56                                  270        265

                      See Notes to Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                        ----------   --------
NON-AGENCY--(CONTINUED)

Wachovia Bank Commercial Mortgage Trust
   05-C19, A5 4.661%, 5/15/44                           $    1,260   $  1,264
                                                                     --------
                                                                        8,533
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $36,615)                                              37,085
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--0.2%

Associates Manufactured Housing Pass-Through-
   Certificate 97-2, A6 7.075%, 3/15/28 (3)                    172        172
Bosphorus Financial Services Ltd.
   144A 2.073%, 2/15/12 (3)(4)                                 141        134
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $313)                                                    306
--------------------------------------------------------------------------------

CORPORATE BONDS--22.2%

CONSUMER DISCRETIONARY--2.6%
Affinion Group, Inc. 10.125%, 10/15/13                         320        331
Comcast Corp. 5.700%, 7/1/19                                   895        939
COX Communications, Inc. 144A 6.250%, 6/1/18 (4)               300        319
Fortune Brands, Inc. 3.000%, 6/1/12                            405        402
Hasbro, Inc. 6.300%, 9/15/17                                   275        291
Nebraska Book Co., Inc. 144A 10.000%, 12/1/11 (4)              500        509
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                   340        330
Scientific Games International, Inc.
   144A 9.250%, 6/15/19 (4)                                    105        111
Time Warner Cable, Inc.
   3.500%, 2/1/15                                               65         64
   5.850%, 5/1/17                                              160        168
   5.000%, 2/1/20                                              420        407
UPC Germany GmbH 144A 8.125%, 12/1/17 (4)                      505        513
Videotron Ltee 6.375%, 12/15/15                                225        221
WMG Holdings Corp. 9.500%, 12/15/14(3)                         520        529
                                                                     --------
                                                                        5,134
                                                                     --------

CONSUMER STAPLES--2.2%
Alliance One International, Inc.
   144A 10.000%, 7/15/16 (4)                                   310        327
Altria Group, Inc. 9.250%, 8/6/19                              805        981
Anheuser-Busch InBev Worldwide, Inc.
   144A 3.000%, 10/15/12 (4)                                   400        402

                                                         PAR VALUE     VALUE
                                                        ----------   --------
CONSUMER STAPLES--(CONTINUED)
ASG Consolidated LLC/ASG Finance, Inc.
   11.500%, 11/1/11(3)                                  $      325   $    328
CVS Caremark Corp. 6.125%, 9/15/39                             180        178
Delhaize Group 6.500%, 6/15/17                                 465        505
Kraft Foods, Inc. 5.625%, 11/1/11                              465        494
Lorillard Tobacco Co. 8.125%, 6/23/19                          440        484
Mead Johnson Nutrition Co. 144A 4.900%, 11/1/19 (4)            205        203
Reynolds American, Inc. 7.300%, 7/15/15                        550        594
                                                                     --------
                                                                        4,496
                                                                     --------

ENERGY--1.4%
Aquilex Holdings LLC / Aquilex Finance Corp.
   144A 11.125%, 12/15/16 (4)                                   70         70
Buckeye Partners LP 6.050%, 1/15/18                             75         78
Encore Acquisition Co. 6.000%, 7/15/15                         200        201
Enterprise Products Operating LLC 7.625%, 2/15/12              150        166
Kinder Morgan Finance Co. 5.700%, 1/5/16                       930        897
Petroleos Mexicanos 144A 4.875%, 3/15/15 (4)                   245        244
Petropower I Funding Trust 144A 7.360%, 2/15/14 (4)            838        834
Plains All American Pipeline LP / PAA Finance Corp.
   4.250%, 9/1/12                                               90         93
Rowan Cos., Inc. 7.875%, 8/1/19                                160        178
                                                                     --------
                                                                        2,761
                                                                     --------

FINANCIALS--8.5%
American Express Co. 7.250%, 5/20/14                           435        491
Bank of America Corp.
   6.500%, 8/1/16                                               80         86
   5.750%, 8/15/16                                             300        302
   5.750%, 12/1/17                                             205        210
   5.650%, 5/1/18                                              300        305
Bank of New York / Mellon Corp. (The) 4.950%, 11/1/12          370        398
Barclays Bank plc Series 1, 5.000%, 9/22/16                    805        823
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18               330        379
Capital One Financial Corp. 7.375%, 5/23/14                    455        515
Capitial One Capital VI 8.875%, 5/15/40                        150        160
Citigroup, Inc.
   5.000%, 9/15/14                                             340        328
   5.500%, 10/15/14                                            500        506

                      See Notes to Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                        ----------   --------
FINANCIALS--(CONTINUED)
   4.875%, 5/7/15                                       $      460   $    434
Credit Suisse New York 5.000%, 5/15/13                         330        352
CVS Pass-Through Trust 144A 7.507%, 1/10/32 (4)                150        157
Developers Diversified Realty Corp. 5.000%, 5/3/10             860        860
Ford Motor Credit Co. LLC 7.500%, 8/1/12                       260        262
General Electric Capital Corp. Series A
   0.411%, 11/1/12(3)                                          570        550
   5.450%, 1/15/13                                             170        181
   6.875%, 1/10/39                                             515        532
GMAC, Inc. 144A 6.750%, 12/1/14 (4)                             73         70
International Lease Finance Corp. 4.750%, 1/13/12              375        317
JPMorgan Chase & Co.
   5.125%, 9/15/14                                             380        401
   Series 1, 7.900%, 12/31/49(3)                               214        221
Macquarie Group Ltd. 144A 7.300%, 8/1/14 (4)                   910        983
Merrill Lynch & Co., Inc. 6.110%, 1/29/37                      415        383
Metropolitan Life Global Funding I
   144A 2.875%, 9/17/12 (4)                                    540        544
Morgan Stanley
   6.000%, 4/28/15                                             435        463
   7.300%, 5/13/19                                             430        483
New York Life Insurance Co. 144A 6.750%, 11/15/39 (4)          190        194
Northern Trust Co. (The) 6.500%, 8/15/18                       250        278
Protective Life Corp. 7.375%, 10/15/19                         235        236
Prudential Financial, Inc. 3.625%, 9/17/12                     640        649
Rabobank Nederland NV 144A 11.000%, 12/31/49 (3)(4)            400        488
Regions Financial Corp. 0.421%, 6/26/12(3)                     865        777
Royal Bank of Scotland Group plc 6.400%, 10/21/19              205        204
Simon Property Group LP 6.750%, 5/15/14                        470        501
SunTrust Banks, Inc. 5.250%, 11/5/12                           485        503
Teachers Insurance & Annuity Association of America
   144A 6.850%, 12/16/39 (4)                                   220        227
Wachovia Bank NA 5.000%, 8/15/15                               250        255
Wachovia Corp. 4.875%, 2/15/14                                 435        442
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority 144A 5.125%, 11/15/14 (4)                         420        433
                                                                     --------
                                                                       16,883
                                                                     --------

                                                         PAR VALUE     VALUE
                                                        ----------   --------
HEALTH CARE--0.8%
Boston Scientific Corp. 6.000%, 1/15/20                 $      200   $    205
Express Scripts, Inc. 5.250%, 6/15/12                          465        494
Quest Diagnostics, Inc. 6.400%, 7/1/17                         330        362
Talecris Biotherapeutics Holdings Corp.
   144A 7.750%, 11/15/16 (4)                                   280        286
Thermo Fisher Scientific, Inc.
   144A 2.150%, 12/28/12 (4)                                   195        192
                                                                     --------
                                                                        1,539
                                                                     --------

INDUSTRIALS--0.8%
Allied Waste North America, Inc. 6.125%, 2/15/14               500        509
Hutchison Whampoa International Ltd.
   144A 5.750%, 9/11/19 (4)                                    185        187
Pitney Bowes, Inc. 4.750%, 5/15/18                             450        456
Travelport LLC 9.875%, 9/1/14                                  435        451
                                                                     --------
                                                                        1,603
                                                                     --------

INFORMATION TECHNOLOGY--0.7%
Fiserv, Inc. 6.125%, 11/20/12                                  455        495
Intuit, Inc. 5.750%, 3/15/17                                    80         83
L-3 Communications Corp. 144A 5.200%, 10/15/19 (4)              95         94
Viasat, Inc. 144A 8.875%, 9/15/16 (4)                           45         47
Xerox Corp.
   4.250%, 2/15/15                                             300        298
   6.750%, 2/1/17                                              385        413
                                                                     --------
                                                                        1,430
                                                                     --------

MATERIALS--0.7%
Dow Chemical Co. (The)
   6.000%, 10/1/12                                             465        500
   5.900%, 2/15/15                                             405        435
Holcim U.S. Finance S.A.R.L. & Cie S.C.S
   144A 6.000%, 12/30/19 (4)                                   195        203
International Paper Co. 7.300%, 11/15/39                       200        212
                                                                     --------
                                                                        1,350
                                                                     --------

TELECOMMUNICATION SERVICES--3.9%
AT&T, Inc.
   5.625%, 6/15/16                                             550        591
   5.800%, 2/15/19                                             460        490
Centennial Communications Corp.
   6.001%, 1/1/13(3)                                           765        765
   10.000%, 1/1/13                                             110        115

                      See Notes to Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                        ----------   --------
TELECOMMUNICATION SERVICES--(CONTINUED)
Citizen Communications Co. 6.250%, 1/15/13              $      235   $    237
France Telecom SA 4.375%, 7/8/14                               155        162
GCI, Inc. 144A 8.625%, 11/15/19 (4)                            170        172
Global Crossing Ltd. 144A 12.000%, 9/15/15 (4)                 235        259
NII Capital Corp. 144A 8.875%, 12/15/19 (4)                    415        406
Qwest Corp.
   7.875%, 9/1/11                                              730        765
   6.500%, 6/1/17                                              190        187
Sprint Capital Corp. 8.375%, 3/15/12                           730        759
Telecom Italia Capital SA
   6.999%, 6/4/18                                              250        275
   7.175%, 6/18/19                                             440        491
Telefonica Emisiones SAU 5.877%, 7/15/19                       320        343
Verizon Communications, Inc.
   4.900%, 9/15/15                                             275        292
   6.350%, 4/1/19                                              380        419
Virgin Media Finance plc 8.375%, 10/15/19                      180        186
West Corp. 9.500%, 10/15/14                                    290        296
Windstream Corp. 7.000%, 3/15/19                               530        498
                                                                     --------
                                                                        7,708
                                                                     --------

UTILITIES--0.6%
AmeriGas Partners LP 7.250%, 5/20/15                           500        502
Consolidated Edison Co., of New York, Inc.
   Series 09-C 5.500%, 12/1/39                                 200        195
FirstEnergy Solutions Corp. 6.050%, 8/15/21                    180        182
Northeast Utilities 5.650%, 6/1/13                             265        274
                                                                     --------
                                                                        1,153
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $42,540)                                              44,057
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ----------   --------
PREFERRED STOCK--0.0%

FINANCIALS--0.0%
GMAC, Inc. (Pfd.) Series G 144A 7.00%(4)                        68         45
                                                                     --------
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $21)                                                      45
--------------------------------------------------------------------------------

COMMON STOCKS--47.7%

CONSUMER DISCRETIONARY--2.7%
McDonald's Corp.                                            35,000      2,185
NIKE, Inc. Class B                                          33,000      2,180

                                                          SHARES       VALUE
                                                        ----------   --------
CONSUMER DISCRETIONARY--(CONTINUED)
Under Armour, Inc. Class A(2)                               39,000   $  1,064
                                                                     --------
                                                                        5,429
                                                                     --------

CONSUMER STAPLES--6.3%
Altria Group, Inc.                                         109,000      2,140
Bunge Ltd.                                                  30,000      1,915
Clorox Co. (The)                                            35,000      2,135
Costco Wholesale Corp.                                      38,000      2,248
PepsiCo, Inc.                                               34,000      2,067
Philip Morris International, Inc.                           42,000      2,024
                                                                     --------
                                                                       12,529
                                                                     --------

ENERGY--8.3%
Chevron Corp.                                               27,000      2,079
ConocoPhillips                                              39,000      1,992
Halliburton Co.                                             70,000      2,106
Massey Energy Co.                                           45,000      1,890
Occidental Petroleum Corp.                                  27,000      2,196
Petroleo Brasileiro SA ADR                                  45,000      2,146
Valero Energy Corp.                                        111,000      1,859
Williams Cos., Inc. (The)                                  107,000      2,256
                                                                     --------
                                                                       16,524
                                                                     --------

FINANCIALS--2.1%
Goldman Sachs Group, Inc. (The)                             12,000      2,026
Hudson City Bancorp, Inc.                                  152,800      2,098
                                                                     --------
                                                                        4,124
                                                                     --------

HEALTH CARE--6.3%
Biogen Idec, Inc.(2)                                        40,000      2,140
Gilead Sciences, Inc.(2)                                    46,000      1,991
Johnson & Johnson                                           36,200      2,332
Shire plc ADR                                               38,000      2,230
St. Jude Medical, Inc.(2)                                   50,000      1,839
UnitedHealth Group, Inc.                                    67,000      2,042
                                                                     --------
                                                                       12,574
                                                                     --------

INDUSTRIALS--6.1%
Caterpillar, Inc.                                           22,000      1,254
Continental Airlines, Inc. Class B(2)                      129,000      2,312
DryShips, Inc.(2)                                          337,000      1,961
Foster Wheeler AG(2)                                        73,000      2,149
L-3 Communications Holdings, Inc.                           25,000      2,174
Union Pacific Corp.                                         35,000      2,236
                                                                     --------
                                                                       12,086
                                                                     --------

                      See Notes to Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

($ reported in thousands)

                                                          SHARES       VALUE
                                                        ----------   --------
INFORMATION TECHNOLOGY--8.7%
Cisco Systems, Inc.(2)                                      97,000   $  2,322
Corning, Inc.                                              110,000      2,124
Hewlett-Packard Co.                                         41,000      2,112
International Business Machines Corp.                       16,000      2,094
Microsoft Corp.                                             71,000      2,165
Nokia Oyj Sponsored ADR                                    137,000      1,761
QUALCOMM, Inc.                                              48,400      2,239
Research In Motion Ltd.(2)                                  35,000      2,364
                                                                     --------
                                                                       17,181
                                                                     --------

MATERIALS--4.0%
Alcoa, Inc.                                                115,000      1,854
Freeport-McMoRan Copper & Gold, Inc.                        25,000      2,007
Nucor Corp.                                                 46,000      2,146
Potash Corp. of Saskatchewan, Inc.                          18,000      1,953
                                                                     --------
                                                                        7,960
                                                                     --------

TELECOMMUNICATION SERVICES--2.2%
AT&T, Inc.                                                  82,000      2,299
Verizon Communications, Inc.                                62,000      2,054
                                                                     --------
                                                                        4,353
                                                                     --------

UTILITIES--1.0%
Exelon Corp.                                                42,000      2,053
                                                                     --------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $71,423)                                              94,813
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.1%

PowerShares Deutsche Bank Agriculture Fund(2)               84,000      2,221
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,084)                                                2,221
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $170,594)                                            196,099
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.9%

MONEY MARKET MUTUAL FUNDS--0.9%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective
    yield 0.118%)                                        1,807,962      1,808
                                                                     --------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,808)                                                1,808
                                                                     --------
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $172,402)                                            197,907(1)

Other Assets and Liabilities--0.3%                                        659
                                                                     --------
NET ASSETS--100.0%                                                   $198,566
                                                                     ========

ABBREVIATIONS:
ADR     American Depositary Receipt.
FHLMC   Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA    Federal National Mortgage Association ("Fannie Mae").
GNMA    Government National Mortgage Association ("Ginnie Mae")
REMIC   Real Estate Mortgage Investment Conduit


                     See Notes to Schedules of Investments

                         VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

COUNTRY WEIGHTINGS as of 12/31/09 +
--------------------------------------------------------------------------------
United States (includes Short-term investments)                            88%
Bermuda                                                                     2
Canada                                                                      2
United Kingdom                                                              2
Brazil                                                                      1
Greece                                                                      1
Switzerland                                                                 1
Other                                                                       3
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+    % of total investments as of December 31, 2009

                      See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                       LEVEL 2
                                    TOTAL VALUE AT                   SIGNIFICANT
                                     DECEMBER 31,       LEVEL 1       OBSERVABLE
INVESTMENT IN SECURITIES:                2009        QUOTED PRICES      INPUTS
-------------------------           --------------   -------------   -----------
Debt Securities:
   U.S. Government Securities          $ 17,572         $    --        $17,572
   Mortgage-Backed Securities            37,085              --         37,085
   Asset-Backed Securities                  306              --            306
   Corporate Debt                        44,057              --         44,057
Equity Securities:
   Common Stocks                         94,813          94,813             --
   Exchange Traded Funds                  2,221           2,221             --
   Preferred Stock                           45              45             --
   Short-Term Investments                 1,808           1,808             --
Total Investments                      $197,907         $98,887        $99,020

There are no Level 3 (significant unobservable inputs) priced securities.

                      See Notes to Schedules of Investments

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable were used to determine fair value.

                                                                       CORPORATE
INVESTMENTS IN SECURITIES                                      TOTAL      DEBT
-------------------------                                     ------   ---------
BALANCE AS OF MARCH 31, 2009:                                  $ 818     $ 818
Accrued Discount/(Premium)                                        --        --
Realized Gain (Loss)                                              --        --
Change in Unrealized Appreciation (Depreciation)                  97        97
Net Purchases/(Sales)(1)                                         (81)      (81)
Transfers In and/or Out of Level 3                              (834)     (834)
                                                               -----     -----
BALANCE AS OF DECEMBER 31, 2009                                $  --     $  --
                                                               =====     =====

(1)  Includes paydowns on securities.

                      See Notes to Schedules of Investments

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of thirteen diversified funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

    A. SECURITY VALUATION
     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

     As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Investments in underlying funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     [ ] Level 1 - quoted prices in active markets for identical securities
     [ ] Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     [ ] Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the funds' net assets by each major security type is disclosed at the end of the Schedules of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT
                             REPORT TO SHAREHOLDERS

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

NOTE 2--FEDERAL INCOME TAX INFORMATION ($ REPORTED IN THOUSANDS)
     At December 31, 2009, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                                   NET UNREALIZED
                                         FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
FUND                                    TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----                                    --------   ------------   --------------   --------------
Balanced Fund .......................   $556,488      $96,327        $ (5,553)        $ 90,774
Capital Growth Fund .................    217,950       68,104          (3,289)          64,815
Growth & Income Fund ................    107,103       35,710          (1,188)          34,522
Mid-Cap Core Fund ...................        488           62              (3)              59
Mid-Cap Growth Fund .................     72,078       14,996          (2,035)          12,961
Mid-Cap Value Fund ..................    427,176       54,876         (83,567)         (28,691)
Quality Large-Cap Value Fund ........     42,996        4,444            (225)           4,219
Quality Small-Cap Fund ..............     80,762       15,341          (2,529)          12,812
Small-Cap Core Fund .................     38,239       11,454            (140)          11,314
Small-Cap Growth Fund ...............     50,562       10,638          (2,106)           8,532
Small-Cap Sustainable Growth Fund ...      4,590        1,187            (185)           1,002
Strategic Growth Fund ...............    130,835       31,779          (4,793)          26,986
Tactical Allocation Fund ............    173,316       26,641          (2,050)          24,591

NOTE 3--RECENT ACCOUNTING PRONOUNCEMENTS
     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 4--SUBSEQUENT EVENTS
     Management has evaluated the impact of all subsequent events on the series through February 26, 2010, the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements.

     VP Distributors, Inc., the Fund's administrator, sub-contracts with PNC Global Investment Servicing (U.S.), Inc. ("PNCGIS") for certain sub-administrative duties. Additionally, PFPC Trust Company provides custodian services to the Funds. On February 2, 2010, The PNC Financial Services Group, Inc. ("PNC") entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of

  OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT
                             REPORT TO SHAREHOLDERS

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)

New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC Global Investment Servicing, Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale includes PNCGIS and PFPC Trust Company and is expected to close in the third quarter of 2010.

  OTHER INFORMATION REGARDING EACH FUND IS AVAILABLE IN THE FUND'S MOST RECENT
                             REPORT TO SHAREHOLDERS

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Virtus Equity Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       February 25, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       February 25, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       February 23, 2010
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.